[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05082
THE MALAYSIA FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5TH FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5TH FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/06

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Malaysia Fund, Inc.

First Quarter Report

March 31, 2006 (unaudited)

Portfolio of Investments

		Shares	Value (000)
COMMON STOCKS (94.0%)
(Unless Otherwise Noted)
Automobiles (4.8%)
DRB-Hicom Bhd		3,659,000	$1,431
Proton Holdings Bhd		512,000	792
TAN Chong Motor Holdings Bhd		1,309,000	565
			2,788
Commercial Banks (23.7%)
Bumiputra- Commerce Holdings Bhd		4,416,482	7,554
Malayan Banking Bhd		1,710,500	5,109
Public Bank Bhd		639,390	1,137
			13,800
Construction & Engineering (6.5%)
Gamuda Bhd		2,018,000	2,060
Road Builder Holdings Bhd		1,769,000	1,014
TRC Synergy Bhd		2,252,400	709
			3,783
Diversified Telecommunication Services (4.5%)
Telekom Malaysia Bhd		1,039,000	2,638
Electric Utilities (4.7%)
Tenaga Nasional Bhd		1,208,750	2,757
Electronic Equipment & Instruments (0.1%)
KrisAssets Holdings Bhd	(b)(d)	82,028	62
Food Products (4.9%)
IOI Corp. Bhd		786,000	2,838
Hotels, Restaurants & Leisure (10.7%)
Genting Bhd		403,800	2,609
Resorts World Bhd		667,700	2,393
Tanjong plc		314,000	1,245
			6,247
Industrial Conglomerates (3.2%)
Sime Darby Bhd		1,125,000	1,863
Insurance (0.9%)
MAA Holdings Bhd		587,000	494
Marine (4.4%)
Malaysia International Shipping Corp. Bhd		1,003,000	2,587
Multi-Utilities (4.7%)
YTL Corp. Bhd		1,955,733	2,708
Real Estate (11.3%)
Bandar Raya Developments Bhd		1,050,000	345
Glomac Bhd		1,763,000	589
IOI Properties Bhd		415,000	902
MK Land Holdings Bhd		2,460,000	494
Naim Cendera Holdings Bhd		1,780,000	1,595
SP Setia Bhd		2,576,499	2,630
			6,555
Tobacco (2.5%)
British American Tobacco Bhd		126,000	1,454
Water Utilities (2.2%)
Puncak Niaga Holding Bhd		1,643,000	1,249
Wireless Telecommunication Services (4.9%)
Digi.Com Bhd	(a)	1,248,000	2,863
TOTAL COMMON STOCKS (Cost $43,185)			54,686

No. of
Warrants
WARRANTS (0.1%)
Construction & Engineering (0.1%)
IJM Corp. Bhd
expiring 8/20/10 (Cost $2)	(a)	148,600	28

1

		Face
		Amount (000)
CORPORATE BOND (0.0%)
Media (0.0%)
Media Prima Bhd
2.00%, 7/18/08 (Cost $26)	(a)	MYR	100	24
SHORT-TERM INVESTMENT (1.0%)
Repurchase Agreement (1.0%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06 repurchase price $596 (Cost $596)	(c)	$596		596
TOTAL INVESTMENTS+(95.1%) (Cost $43,809)				55,334
OTHER ASSETS IN EXCESS OF LIABILITIES (4.9%)				2,863
NET ASSETS (100%)				$58,197

(a)	Non-income producing security.
(b)	Security was valued at fair value — At March 31, 2006, the Fund held $62,000 of fair valued securities, representing 0.1% of net assets.
(c)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(d)	Security has been deemed illiquid — At March 31, 2006.
+

At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $43,809,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $11,525,000 of which $15,916,000 related to appreciated securities and $4,391,000 related to depreciated securities.

MYR	Malaysian Ringgit

2

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Malaysia Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 18, 2006